Basis of Presentation and Summary of Significant Accounting Policies, Purchases of Raw Materials and Concentration of Risk (Details)	12 Months Ended
Sep. 26, 2020
Purchases of Raw Materials [Member] | Supplier Concentration Risk [Member] | Largest Supplier of Resin Material Requirements [Member]
Purchases of Raw Materials and Concentration of Risk [Abstract]
Concentration risk percentage	13.00%